Pioneer Variable Contracts Trust
Pioneer High Yield

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2023

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 92.2%
	Senior Secured Floating Rate Loan Interests — 2.2% of Net Assets*(a)
	Auto Parts & Equipment — 0.6%
158,423	First Brands Group LLC, First Lien 2021 Term Loan, 10.252% (Term SOFR + 500 bps), 3/30/27	$ 153,374
	Total Auto Parts & Equipment	$153,374
	Investment Companies — 0.4%
95,150	Diebold Nixdorf Holding Germany GmbH, Term Loan, 11.629% (Term SOFR + 650 bps), 7/15/25	$ 99,907
	Total Investment Companies	$99,907
	Medical-Hospitals — 0.1%
22,198	Surgery Center Holdings, Inc., 2021 New Term Loan, 8.46% (LIBOR + 375 bps), 8/31/26	$ 22,096
	Total Medical-Hospitals	$22,096
	Metal Processors & Fabrication — 0.5%
128,050	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 8.701% (Term SOFR + 400 bps), 10/12/28	$ 121,007
	Total Metal Processors & Fabrication	$121,007
	Physical Practice Management — 0.3%
133,820	Team Health Holdings, Inc., Extended Term Loan, 10.057% (Term SOFR + 525 bps), 3/2/27	$ 93,451
	Total Physical Practice Management	$93,451
	Telecommunication Equipment — 0.3%
94,663	Commscope, Inc., Initial Term Loan, 8.09% (LIBOR + 325 bps), 4/6/26	$ 91,310
	Total Telecommunication Equipment	$91,310
	Total Senior Secured Floating Rate Loan Interests (Cost $611,833)	$581,145

Shares
	Common Stock — 0.3% of Net Assets
	Passenger Airlines — 0.3%
6,730(b)+	Grupo Aeromexico SAB de CV	$ 74,695
	Total Passenger Airlines	$74,695
	Total Common Stock (Cost $110,000)	$74,695

Principal Amount USD ($)
	Commercial Mortgage-Backed Security—0.4% of Net Assets
99,704(a)	Med Trust, Series 2021-MDLN, Class G, 9.935% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	$ 90,884
	Total Commercial Mortgage-Backed Security (Cost $99,704)	$90,884

	Convertible Corporate Bonds — 4.4% of Net Assets
	Airlines — 1.1%
92,000	Air Canada, 4.00%, 7/1/25	$ 108,167
219,000	Spirit Airlines, Inc., 1.00%, 5/15/26	176,405
	Total Airlines	$284,572

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Biotechnology — 0.4%
55,000	Insmed, Inc., 0.75%, 6/1/28	$ 42,485
81,000	Insmed, Inc., 1.75%, 1/15/25	73,143
	Total Biotechnology	$115,628
	Commercial Services — 0.0%
935	Macquarie Infrastructure Holdings LLC, 2.00%, 10/1/23	$ 916
	Total Commercial Services	$916
	Energy-Alternate Sources — 0.4%
94,000(c)	Enphase Energy, Inc., 3/1/28	$ 97,459
	Total Energy-Alternate Sources	$97,459
	Entertainment — 0.8%
176,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 121,792
99,000	IMAX Corp., 0.50%, 4/1/26	92,645
	Total Entertainment	$214,437
	Pharmaceuticals — 0.7%
130,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 159,445
136,000(d)	Tricida, Inc., 3.50%, 5/15/27	12,920
	Total Pharmaceuticals	$172,365
	Semiconductors — 0.2%
40,000	ON Semiconductor Corp., 0.50%, 3/1/29 (144A)	$ 41,584
	Total Semiconductors	$41,584
	Software — 0.8%
82,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 69,208
60,000	Jamf Holding Corp., 0.125%, 9/1/26	49,380
105,000	Verint Systems, Inc., 0.25%, 4/15/26	92,859
	Total Software	$211,447
	Total Convertible Corporate Bonds (Cost $1,350,458)	$1,138,408

	Corporate Bonds — 84.2% of Net Assets
	Advertising — 2.9%
238,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 169,147
110,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	82,500
70,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	58,100
60,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	59,699
231,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	202,572
200,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	170,060
	Total Advertising	$742,078
	Aerospace & Defense — 1.0%
127,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 127,457
65,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	70,931
55,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	55,058
	Total Aerospace & Defense	$253,446
	Airlines — 0.9%
35,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	$ 34,842
33,425	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	29,331
70,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	68,888

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
55,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	$ 52,758
40,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	40,258
	Total Airlines	$226,077
	Apparel — 0.3%
75,000	Hanesbrands, Inc., 9.00%, 2/15/31 (144A)	$ 76,781
	Total Apparel	$76,781
	Auto Manufacturers — 3.7%
55,000	Ford Motor Co., 6.10%, 8/19/32	$ 53,298
495,000	Ford Motor Credit Co. LLC, 4.00%, 11/13/30	420,615
300,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	285,380
204,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	191,250
	Total Auto Manufacturers	$950,543
	Auto Parts & Equipment — 1.9%
65,000	Adient Global Holdings, Ltd., 7.00%, 4/15/28 (144A)	$ 66,813
130,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	133,842
331,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	297,072
	Total Auto Parts & Equipment	$497,727
	Banks — 0.7%
15,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$ 11,538
69,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	66,413
118,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	109,002
	Total Banks	$186,953
	Biotechnology — 0.7%
220,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	$ 180,400
	Total Biotechnology	$180,400
	Building Materials — 1.1%
165,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 143,779
70,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	70,250
79,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	78,984
	Total Building Materials	$293,013
	Chemicals — 1.9%
304,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 278,176
171,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	105,096
127,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	106,350
	Total Chemicals	$489,622
	Commercial Services — 5.9%
215,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 191,621
140,000	Brink's Co., 5.50%, 7/15/25 (144A)	138,706
80,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	78,848
206,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	195,442
125,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	115,888
105,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	94,991
120,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	119,100

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Commercial Services — (continued)
150,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	$ 140,250
480,000	Sotheby's, 7.375%, 10/15/27 (144A)	454,046
	Total Commercial Services	$1,528,892
	Computers — 0.4%
90,000	NCR Corp., 5.00%, 10/1/28 (144A)	$ 79,107
45,000	NCR Corp., 5.25%, 10/1/30 (144A)	36,737
	Total Computers	$115,844
	Distribution/Wholesale — 0.3%
30,000	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28 (144A)	$ 30,895
45,000	Ritchie Bros Holdings, Inc., 7.75%, 3/15/31 (144A)	47,161
	Total Distribution/Wholesale	$78,056
	Diversified Financial Services — 4.9%
167,837(e)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 145,106
145,000	Bread Financial Holdings, Inc., 4.75%, 12/15/24 (144A)	129,647
216,982(e)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	195,792
175,000	OneMain Finance Corp., 3.50%, 1/15/27	146,871
237,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	209,398
108,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	90,180
170,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	151,277
201,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	194,355
	Total Diversified Financial Services	$1,262,626
	Electric — 3.0%
150,000	Calpine Corp., 5.125%, 3/15/28 (144A)	$ 137,336
105,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	90,562
65,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	54,020
179,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	155,749
60,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	49,663
166,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	133,094
182,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	161,146
	Total Electric	$781,570
	Electrical Components & Equipments — 1.3%
112,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 100,795
135,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	131,102
90,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	91,481
	Total Electrical Components & Equipments	$323,378
	Engineering & Construction — 1.7%
230,275	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 198,072
200,000	Promontoria Holding 264 BV, 7.875%, 3/1/27 (144A)	192,995
50,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	41,783
	Total Engineering & Construction	$432,850
	Entertainment — 2.4%
200,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	$ 183,000
42,000	Penn Entertainment, Inc., 4.125%, 7/1/29 (144A)	35,023
100,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	99,000

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — (continued)
100,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	$ 100,193
220,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	198,576
	Total Entertainment	$615,792
	Environmental Control — 1.2%
55,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 49,971
198,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	177,250
89,000	Tervita Corp., 11.00%, 12/1/25 (144A)	95,453
	Total Environmental Control	$322,674
	Food — 2.3%
180,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28 (144A)	$ 180,450
200,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	186,721
50,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	45,102
205,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	189,369
	Total Food	$601,642
	Forest Products & Paper — 0.6%
173,000	Mercer International, Inc., 5.125%, 2/1/29	$ 148,152
	Total Forest Products & Paper	$148,152
	Healthcare-Services — 2.4%
65,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	$ 61,683
75,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	45,849
150,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	132,717
22,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	17,794
139,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	141,725
60,000	Tenet Healthcare Corp., 6.125%, 6/15/30 (144A)	59,190
145,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	129,112
146,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	38,205
	Total Healthcare-Services	$626,275
	Home Builders — 1.8%
287,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 281,982
89,000	KB Home, 4.00%, 6/15/31	77,096
125,000	M/I Homes, Inc., 3.95%, 2/15/30	105,963
	Total Home Builders	$465,041
	Household Products/Wares — 0.3%
71,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 58,065
12,000	Spectrum Brands, Inc., 5.75%, 7/15/25	11,846
	Total Household Products/Wares	$69,911
	Internet — 0.6%
155,000	Cogent Communications Group, Inc., 7.00%, 6/15/27 (144A)	$ 153,683
	Total Internet	$153,683
	Iron & Steel — 1.4%
160,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 165,495
22,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	22,626
215,000	TMS International Corp., 6.25%, 4/15/29 (144A)	165,743
	Total Iron & Steel	$353,864

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Leisure Time — 2.5%
30,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	$ 32,273
140,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	119,151
135,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	115,754
130,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	114,775
5,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30 (144A)	5,031
120,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	128,885
69,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	64,828
80,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	68,666
	Total Leisure Time	$649,363
	Lodging — 0.8%
142,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 126,122
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	90,350
	Total Lodging	$216,472
	Media — 3.6%
531,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 427,482
35,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	34,453
200,000	CSC Holdings LLC, 7.50%, 4/1/28 (144A)	127,500
106,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	91,690
177,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	145,140
80,000	News Corp., 3.875%, 5/15/29 (144A)	71,100
30,000	News Corp., 5.125%, 2/15/32 (144A)	28,127
	Total Media	$925,492
	Metal Fabricate/Hardware — 0.2%
75,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 58,056
	Total Metal Fabricate/Hardware	$58,056
	Mining — 1.5%
250,000	Constellium SE, 3.75%, 4/15/29 (144A)	$ 216,552
171,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	158,996
	Total Mining	$375,548
	Oil & Gas — 8.0%
151,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 148,164
130,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	133,123
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	46,092
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	46,250
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	167,952
30,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	29,381
100,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	92,290
19,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	18,416
177,000	Occidental Petroleum Corp., 4.40%, 4/15/46	140,273
230,000	Parkland Corp., 4.625%, 5/1/30 (144A)	204,470
34,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	30,855
105,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	104,140
70,000	Southwestern Energy Co., 4.75%, 2/1/32	61,809
185,000	Southwestern Energy Co., 5.375%, 2/1/29	174,363
198,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	157,395
235,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	205,874

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
75,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	$ 76,500
25,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	25,727
200,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	154,200
69,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	62,838
	Total Oil & Gas	$2,080,112
	Oil & Gas Services — 0.5%
120,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 116,700
	Total Oil & Gas Services	$116,700
	Packaging & Containers — 2.2%
96,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 86,246
220,000	OI European Group BV, 4.75%, 2/15/30 (144A)	201,300
105,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	98,663
210,000	TriMas Corp., 4.125%, 4/15/29 (144A)	184,800
	Total Packaging & Containers	$571,009
	Pharmaceuticals — 3.0%
95,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 80,591
195,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	167,456
235,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	183,728
102,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	75,883
305,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	276,242
	Total Pharmaceuticals	$783,900
	Pipelines — 3.3%
146,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 131,232
120,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	120,000
165,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	161,287
115,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	105,275
5,000	EnLink Midstream LLC, 5.375%, 6/1/29	4,812
80,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	80,897
40,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	30,700
116,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	94,676
130,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	129,652
	Total Pipelines	$858,531
	Real Estate — 0.6%
220,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 4/15/30 (144A)	$ 160,354
	Total Real Estate	$160,354
	REITs — 2.3%
290,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	$ 251,575
200,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	134,640
100,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	58,500
140,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	85,401
60,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	58,200
	Total REITs	$588,316
	Retail — 2.5%
169,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	$ 151,255
60,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	58,493
35,000	Gap, Inc., 3.625%, 10/1/29 (144A)	24,962

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Retail — (continued)
35,000	Gap, Inc., 3.875%, 10/1/31 (144A)	$ 24,285
100,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	85,012
270,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	225,882
91,000	Staples, Inc., 7.50%, 4/15/26 (144A)	79,728
	Total Retail	$649,617
	Software — 1.1%
270,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 218,932
150,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	57,347
	Total Software	$276,279
	Telecommunications — 2.9%
260,000	Altice France SA, 5.125%, 7/15/29 (144A)	$ 195,650
115,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	95,855
97,000	GoTo Group, Inc., 5.50%, 9/1/27 (144A)	49,637
200,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	106,632
80,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	52,800
94,000	Maxar Technologies, Inc., 7.75%, 6/15/27 (144A)	98,224
185,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	151,510
	Total Telecommunications	$750,308
	Transportation — 3.3%
295,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 218,308
105,000	Rand Parent LLC, 8.50%, 2/15/30 (144A)	98,700
410,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	319,728
250,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	101,947
105,000	XPO Escrow Sub LLC, 7.50%, 11/15/27 (144A)	109,200
	Total Transportation	$847,883
	Trucking & Leasing — 0.3%
85,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 89,683
	Total Trucking & Leasing	$89,683
	Total Corporate Bonds (Cost $24,564,832)	$21,774,513

Shares
	Rights/Warrants — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
GBP6,300(b)(f)	Avation Plc, 1/1/59	$ 4,858
	Total Aerospace & Defense	$4,858
	Health Care Providers & Services — 0.0%†
80(b)(g)+	Option Care Health, Inc., 6/30/25	$ 293
80(b)(g)+	Option Care Health, Inc., 6/30/25	234
	Total Health Care Providers & Services	$527
	Total Rights/Warrants (Cost $—)	$5,385

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Face Amount USD ($)		Value
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(b)(h)+	Lorenz Re 2019, 6/30/23	$ 280
	Total Reinsurance Sidecars	$280
	Total Insurance-Linked Securities (Cost $4,930)	$280

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 0.3% of Net Assets
65,000(c)	U.S. Treasury Bills, 4/4/23	$ 64,992
	Total U.S. Government and Agency Obligations (Cost $64,975)	$64,992

Shares
	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Fund — 0.4%
96,295(i)	Dreyfus Government Cash Management, Institutional Shares, 4.71%	$ 96,295
		$96,295
	TOTAL SHORT TERM INVESTMENTS (Cost $96,295)	$96,295
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 92.2% (Cost $26,903,027)	$23,826,597
		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
	Affiliated Issuer — 2.0%
	Closed-End Fund — 2.0% of Net Assets
62,882(j)	Pioneer ILS Interval Fund	$—	$—	$15,721	$ 525,692
	Total Closed-End Fund (Cost $659,339)				$525,692

	Total Investments in Affiliated Issuer — 2.0% (Cost $659,339)				$525,692
	OTHER ASSETS AND LIABILITIES — 5.8%				$1,501,126
	net assets — 100.0%				$25,853,415

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2023, the value of these securities amounted to $19,044,094, or 73.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2023.
(b)	Non-income producing security.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Security is in default.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Avation Plc warrants are exercisable into 6,300 shares.
(g)	Option Care Health, Inc. warrants are exercisable into 160 shares.
(h)	Issued as preference shares.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2023.
(j)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management, Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 4,930	$ 280
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized (Depreciation)	Market Value
1,653,341	Markit CDX North America High Yield Index Series 39	Pay	5.00%	12/20/27	$83,794	$(104,641)	$(20,847)
1,836,659	Markit CDX North America High Yield Index Series 40	Pay	5.00%	6/20/28	(25,621)	(5,020)	(30,641)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$58,173	$(109,661)	$(51,488)
TOTAL SWAP CONTRACTS					$58,173	$(109,661)	$(51,488)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$581,145	$—	$581,145
Common Stock	—	—	74,695	74,695
Commercial Mortgage-Backed Security	—	90,884	—	90,884
Convertible Corporate Bonds	—	1,138,408	—	1,138,408
Corporate Bonds	—	21,774,513	—	21,774,513
Rights/Warrants
Aerospace & Defense	4,858	—	—	4,858
Health Care Providers & Services	—	—	527	527
Insurance-Linked Securities
Reinsurance Sidecars	—	—	280	280
U.S. Government and Agency Obligations	—	64,992	—	64,992
Open-End Fund	96,295	—	—	96,295
Affiliated Closed-End Fund	525,692	—	—	525,692
Total Investments in Securities	$626,845	$23,649,942	$75,502	$24,352,289

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Swap contracts, at value	$—	$(51,488)	$—	$(51,488)
Total Other Financial Instruments	$—	$(51,488)	$—	$(51,488)
During the period ended March 31, 2023, there were no significant transfers in or out of Level 3.